Fees Summary	Jul. 23, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,026,000.00
Previously Paid Amount	0.00
Total Fee Amount	151.44
Total Offset Amount	0.00
Net Fee	151.44
Narrative - Max Aggregate Offering Price	$ 1,026,000.00
Final Prospectus	true